Unaudited Condensed Consolidated Statements of Income and Comprehensive Income - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Income Statement [Abstract]
Revenues		$ 60,529	$ 70,993
Operating expenses:
Cost of revenues		(14,120)	(20,772)
Selling and marketing		(31,295)	(35,321)
General and administrative		(1,407)	(4,243)
Research and development		(3,214)	(2,333)
Total operating expenses		(50,036)	(62,669)
Income from operations		10,493	8,324
Other income (expenses):
Interest income (expenses), net		311	(61)
Other income (expenses), net		28	(511)
Total other income (expenses)		339	(572)
Income before income tax		10,832	7,752
Income tax (expense) benefit		(2,770)	4
Net income		8,062	7,756
Less: net gain attributable to non-controlling interest			1
Net income attributable to Cheer Holding, Inc.’s shareholders		8,062	7,755
Other comprehensive gain
Unrealized foreign currency translation gain		11,456	5,936
Comprehensive income		19,518	13,692
Less: comprehensive gain attributable to non-controlling interests		3	3
Comprehensive income attributable to Cheer Holding, Inc.’s shareholders		$ 19,515	$ 13,689
Earnings per ordinary share
Basic (in Dollars per share)	[1]	$ 4.92	$ 100.42
Dilutive (in Dollars per share)	[1]	$ 4.92	$ 100.42
Weighted average shares used in calculating earnings per ordinary share
Basic (in Shares)	[1]	1,639,946	77,222
Dilutive (in Shares)	[1]	1,639,946	77,222

[1]	The shares and per share information are presented on a retroactive basis to reflect the share consolidation of Class A at a ratio of one-for-fiftieth (50) effective on December 22, 2025 and the share consolidation of Class A at a ratio of one-for-third (3) effective on April 7, 2026 (Note 1).